Investments (Realized Gains (Losses) on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	¥ 297,344	¥ 220,250	¥ 231,955
Gross realized losses	(45,376)	(14,670)	(29,387)
Net realized gains (losses) on sales of available-for-sale securities	¥ 251,968	¥ 205,580	¥ 202,568